Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts receivable and prepaid expenses [Abstract]
Indirect taxes	$ 252	$ 620
Prepaid expenses	1,135	790
Others	50	126
Other accounts receivable and prepaid expenses	$ 1,437	$ 1,536